INTEREST IN ASSOCIATES - SUMMARIZED STATEMENT OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTEREST IN ASSOCIATES
Operating revenues	¥ 3,318,168	¥ 2,740,884	¥ 2,104,724
Net income for the year	75,643	85,851	42,271
Other comprehensive income	21,829	17,507	315
Total comprehensive income	97,472	103,358	42,586
PipeChina
INTEREST IN ASSOCIATES
Operating revenues	112,832	101,572	22,766
Net income for the year	31,908	29,776	6,444
Other comprehensive income		2
Total comprehensive income	31,908	29,778	6,444
Dividends declared by associates	2,019	442
Share of net income from associates	3,670	3,205	709
Carrying Amounts	73,533	73,674
Sinopec Finance
INTEREST IN ASSOCIATES
Operating revenues	5,636	5,177	4,742
Net income for the year	2,338	2,168	2,027
Other comprehensive income	89	26	(372)
Total comprehensive income	2,427	2,194	1,655
Dividends declared by associates	319	490
Share of net income from associates	1,145	1,062	993
Share of other comprehensive income from associates	44	13	(182)
Carrying Amounts	16,038	15,168
Sinopec Capital
INTEREST IN ASSOCIATES
Operating revenues	5	2	2
Net income for the year	1,281	990	1,278
Other comprehensive income	(68)
Total comprehensive income	1,213	990	1,278
Dividends declared by associates	73
Share of net income from associates	627	485	626
Share of other comprehensive income from associates	(33)
Carrying Amounts	6,665	6,144
Zhongtian Synergetic Energy
INTEREST IN ASSOCIATES
Operating revenues	17,551	16,959	11,707
Net income for the year	4,562	4,184	551
Total comprehensive income	4,562	4,184	551
Dividends declared by associates	632	86	284
Share of net income from associates	1,768	1,621	214
Carrying Amounts	10,463	9,327
CIR
INTEREST IN ASSOCIATES
Operating revenues	2,090	1,826	1,252
Net income for the year	574	461	181
Other comprehensive income	85	3	(308)
Total comprehensive income	659	464	(127)
Dividends declared by associates		1,152	2,517
Share of net income from associates	287	231	91
Share of other comprehensive income from associates	43	2	(154)
Carrying Amounts	570	240
Aggregated individually immaterial associates
INTEREST IN ASSOCIATES
Share of net income from associates	6,844	7,283	3,444
Share of other comprehensive income from associates	(244)	271	¥ (1,101)
Carrying Amounts	¥ 51,881	¥ 44,176